Non-Controlling Interest - Additional Information (Details) - QLH	Dec. 31, 2020	Dec. 31, 2019
Minority Interest [Line Items]
Non-controlling interests owned	42.90%	0.00%
Remaining non-controlling interests owned	57.10%